Financial Instruments - Pre Tax Gains losses on Consolidated Statements of Operation (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Cash Flow Hedges
Foreign exchange contracts-accumulated other comprehensive income ((Effective Portion)	$ (41)	$ (55)
Interest rate derivatives-accumulated other comprehensive ((Effective Portion)	3	4
Interest expense [Member]
Fair Value Hedges
Interest rate derivatives	10	2
Gains/(losses) on hedged items	(10)	(2)
Cash Flow Hedges
Interest rate derivatives-Reclassified from accumulated other comprehensive income (Effective Portion)	7	(5)
Not Designated as Hedges
Non Designated as Hedges, Interest rate derivatives
Sales Revenue, Net [Member]
Cash Flow Hedges
Foreign exchange contracts, Reclassified from accumulated other comprehensive income (Effective Portion)	4	(2)
Cost of goods sold [Member]
Cash Flow Hedges
Foreign exchange contracts, Reclassified from accumulated other comprehensive income (Effective Portion)	13	(3)
Other, net [Member]
Cash Flow Hedges
Foreign exchange contracts, Reclassified from accumulated other comprehensive income (Effective Portion)		(7)
Not Designated as Hedges
Non Designated as Hedges, Foreign exchange contracts	$ 3	$ (18)